Leases - summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	$ 2,163	$ 2,878	$ 2,649
Right-of-use assets obtained in exchange for operating lease obligations	$ 90	$ 2,325	$ 4,588